Assets subject to lien and assets acquired through foreclosures - Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Assets pledged as collateral [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 25,855,966		₩ 23,494,947
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		Shinhan Bank, etc.		Mirae Asset Global Investments Co., Ltd., etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,271,304		₩ 238,461
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		Korea Securities Depository		Korea Securities Depository
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 240,005		₩ 675,815
Reason for collateral		Securities borrowing collateral		Securities borrowing collateral
Korean treasury and government bonds, etc
Assets pledged as collateral [Line Items]
Collateral given to		SHINHAN SECURITIES CO, etc.		SHINHAN SECURITIES CO, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 11,134		₩ 6,534
Reason for collateral		Future trading collateral		Future trading collateral
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Collateral given to		DBS BANK LTD, SEL, etc.		Korea Exchange Co., Ltd etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 698,231		₩ 385,394
Reason for collateral		Variable margin deposit for CSA, etc.		Variable margin deposit for CSA, etc.
Korean capital contributions, etc
Assets pledged as collateral [Line Items]
Collateral given to		Korea Software Financial Cooperative		Korea Software Financial Cooperative
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 109		₩ 107
Reason for collateral		Bid guarantee, etc.		Bid guarantee, etc.
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Collateral given to		Industrial Bank of Korea		Korea Securities Depository
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 10,115		₩ 73,846
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Collateral given to		CITIBANK, LONDON, etc.		The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 74,143		₩ 8,182,907
Reason for collateral		Related to bonds sold under repurchase agreements	[1]	Settlement risk, etc.
Korean financial institutions' debt securities, etc
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 8,863,286
Reason for collateral		Settlement risk, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to		Central Bank of Brazil, etc.		Korea Investment & Securities, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 164,136		₩ 955,126
Reason for collateral		Related to bonds sold under repurchase agreements	[1]	Substitute securities, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to		RJF		Postal Savings Bank of China
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 110,530		₩ 482,737
Reason for collateral		Related to the borrowing limit		Related to bonds sold under repurchase agreements	[1]
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to		SOCIETE GENERALE, PAR, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 358,781
Reason for collateral		Variable margin deposit for CSA, etc.
Korean treasury and government bonds
Assets pledged as collateral [Line Items]
Collateral given to		The BOK, etc.		The BOK, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 11,526,197		₩ 10,380,306
Reason for collateral		Settlement risk, etc.		Settlement risk, etc.
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to		NATIXIS		NATIXIS
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 41,442		₩ 48,368
Reason for collateral	[1]	Related to bonds sold under repurchase agreements		Related to bonds sold under repurchase agreements
Debt securities in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to		RJF, etc.		FEDERAL RESERVE BANK
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 34,508		₩ 23,180
Reason for collateral		Related to the borrowing limit		Related to the borrowing limit
Due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		KEB Hana Bank Co., Ltd., etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 6,431
Reason for collateral		Collateral for difference settlement
Other due from banks in local currency
Assets pledged as collateral [Line Items]
Collateral given to		Korea Exchange Co.,Ltd.		MORGAN STANLEY BANK INTL, SEL, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 3		₩ 26,854
Reason for collateral		Korean Won CCP margin		Variable margin deposit for CSA, etc.
Other due from banks in foreign currencies
Assets pledged as collateral [Line Items]
Collateral given to		BNP-PARIBAS, PAR, etc.		Korea Investment & Securities, etc.
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 647,782		₩ 765,330
Reason for collateral		Variable margin deposit for CSA, etc.		Overseas futures option deposit, etc.
Mortgage loan
Assets pledged as collateral [Line Items]
Collateral given to		Public offering		Public offering
Financial assets pledged as collateral for liabilities or contingent liabilities		₩ 1,790,810		₩ 1,242,963
Reason for collateral		Related to covered bonds		Related to covered bonds
Premises and equipment
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd , etc.		Gakorea Co., Ltd , etc.
Property, plant and equipment, pledged as security		₩ 1,808		₩ 1,808
Reason for collateral	[2]	Right to collateral and others		Right to collateral and others
Investment Properties
Assets pledged as collateral [Line Items]
Collateral given to		Gakorea Co., Ltd.		Gakorea Co., Ltd.
Property, plant and equipment, pledged as security		₩ 5,211		₩ 5,211
Reason for collateral	[2]	Right to collateral		Right to collateral

[1]	The Group has the agreements to repurchase the sold assets at the predetermined price or the price that includes the rate of return and to provide the guarantee on the assets. The transferee has the right to sell or to provide as guarantee. Therefore, the Group does not derecognize the assets, but recognizes the relevant amounts as liability (bonds sold under repurchase agreements). The asset is equivalent to a mortgage-backed debt security.
[2]	The maximum pledge amount is 339 million Won.